NOTE RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of note receivable

The Branded Legacy Note and the investment in Branded Legacy consisted of the following:

	December 31, 2020	December 31, 2019
Investment in Branded Legacy	$-	$-
Note receivable	1,500,000	1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)
Note receivable, net	$-	$-